Revenues (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues	$ 38,883	$ 39,274	$ 120,600	$ 117,522
Fluid Delivery [Member]
Revenues	17,888	17,106	54,334	54,033
Cardiovascular [Member]
Revenues	14,565	13,292	44,564	39,505
Ophthalmology [Member]
Revenues	1,556	2,768	5,656	8,405
Other Products [Member]
Revenues	$ 4,874	$ 6,108	$ 16,046	$ 15,579